UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net	$ 2,269	$ 125,570	$ 133,202	$ 96,584
Cost of revenue	(1,335)	(49,596)	(51,789)	(62,978)
Gross profit	934	75,974	81,413	33,606
Operating expenses:
Selling, general and administrative expenses	(888,976)	(812,563)	(5,889,024)	(2,882,376)
Other operating expenses	(55,896)	(55,118)	(214,410)	(237,047)
Total operating expenses	(944,872)	(867,681)	(6,103,434)	(3,119,423)
LOSS FROM OPERATION	(943,938)	(791,707)	(6,022,021)	(3,085,817)
Other income (expense):
Interest expense	0	(97,831)	(102,703)	(176,483)
Rental income	0	15,896	38,200	68,200
Gain from insurance claims	0	481,513	481,513	0
Unrealized foreign exchange gain	17,339	718,701	582,034	0
Gain on disposal of property, plant and equipment			164,624	0
Interest income	7,044	22,537	70,650	1,112
Other income	0	5,606	4,690	5,326
Total other income (expense), net	24,383	1,146,422	1,239,008	(101,845)
(LOSS) INCOME BEFORE INCOME TAXES	(919,555)	354,715	(4,783,013)	(3,187,662)
Income tax expense	0	0	0	112
NET (LOSS) INCOME	(919,555)	354,715	(4,783,013)	(3,187,774)
Income tax expense	0	0	0	(112)
Net (loss) income attributable to non-controlling interest	0	0	(36)	0
Net (loss) income attributable to Verde Resources Inc., shareholders	(919,555)	354,715	(4,782,977)	(3,187,774)
Total Net (loss) income	(919,555)	354,715	(4,783,013)	(3,187,774)
Other comprehensive income (loss):
- Foreign currency adjustment loss	(18,659)	(96,183)	(88,903)	7,286
COMPREHENSIVE (LOSS) INCOME	$ (938,214)	$ 258,532	$ (4,871,916)	$ (3,180,488)
Net (loss) income per share:
- Basic	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
- Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
Weighted average common shares outstanding (restated)
- Basic	1,259,653,672	1,219,578,036	1,237,480,587	1,185,900,492
- Diluted	1,259,653,672	1,224,504,665	1,237,480,587	1,185,900,492